EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (13,628)
Effect on present value of obligations | shares	(116,302)
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 116
Effect on present value of obligations | shares	1,148
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,728
Effect on present value of obligations | shares	14,713
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 8,572
Effect on present value of obligations | shares	72,993
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 14,646
Effect on present value of obligations | shares	124,915
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (108)
Effect on present value of obligations | shares	(1,081)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,728)
Effect on present value of obligations | shares	(14,713)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (8,681)
Effect on present value of obligations | shares	(73,913)
Sensitivity level, year	- 1 ano